CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income/(loss)	$ (16,676)	$ (12,544)	$ 16,488
Other comprehensive income/(loss):
Foreign currency translation adjustment	25,604	(20,252)	(12,187)
Unrealized gain/(loss) of available-for-sale investments, net of taxes of $47, $40 and $221 for the years ended March 31, 2016, 2017 and 2018, respectively	885	(161)	186
Comprehensive income/(loss)	9,813	(32,957)	4,487
Less: comprehensive income/(loss)attributable to non-controlling interest	2,571	(2,661)	(2,321)
Comprehensive income/(loss) attributable iKang Healthcare Group, Inc.	$ 7,242	$ (30,296)	$ 6,808